As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-22770

NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: November 30
Date of reporting period: July 1, 2012 to June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Neuberger Berman MLP Income Fund Inc.

07/01/2012 - 06/30/2013

Cedar Fair, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	FUN	CUSIP 150185106	06/06/2013		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Eric L. Affeldt	Mgmt	For	For	For
	1.2	Elect John M. Scott, III	Mgmt	For	For	For
	1.3	Elect D. Scott Olivet	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For

PVR Partners, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	PVR	CUSIP 693665101	06/05/2013		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Robert J. Hall	Mgmt	For	For	For
	1.2	Elect Marsha R. Perelman	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

Teekay Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	TK	CUSIP Y8564W103	06/12/2013		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Peter S. Janson	Mgmt	For	Withhold	Against
	1.2	Elect Eileen A. Mercier	Mgmt	For	Withhold	Against
	1.3	Elect Tore I. Sandvold	Mgmt	For	Withhold	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  August 29, 2013